Cover	Oct. 30, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	Inovalon Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36841
Entity Tax Identification Number	47-1830316
Entity Address, Address Line One	4321 Collington Road
Entity Address, City or Town	Bowie,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20716
City Area Code	301
Local Phone Number	809-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.000005 par value per share
Security Exchange Name	NASDAQ
Trading Symbol	INOV
Entity Emerging Growth Company	false
Entity Central Index Key	0001619954
Amendment Flag	false